Notes Payable-Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable-Related Party

Note 6 - Notes Payable-Related Party

At September 30, 2023 and December 31, 2022, the Company has unsecured interest-bearing demand notes outstanding to certain officers and directors amounting to $694,257 and $988,672 respectively. Interest accrued on these notes during the nine months ended September 30, 2023, and 2022 was $3,956 and $12,956, respectively.

Note 8 – Notes payable-related parties

Notes payable-related parties consist of:

	December 31, 2022	December 31, 2021

Note payable – Scientific Advisory Board Member, unsecured, including interest at 10% per annum, with a maturity date of December 31, 2019	$-	$2,356

One notes payable – Chief Executive Officer, unsecured, including interest at 8% and 10% per annum, respectively, with maturity date of December 31, 2019	29,090	27,577

One note payable – Chief Executive Officer, unsecured, no interest, paid from a % of revenues	534,448	534,544

Note payable – Chief Financial Officer, unsecured, including interest at 8% per annum, with a maturity date of December 31, 2019	124,800	118,400

Three notes payable – Business Advisory Board Member, unsecured, including interest at 8% and 10% per annum, convertible into common stock at $0.005 and $0.004, respectively, with maturity date of April 20, 2019	30,334	282,334
	988,672	965,211

	$988,672	$965,211

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022